As filed with the Securities and Exchange Commission on March 4, 1996 Registration Nos. 33-54632 and 811-7340



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                   FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 21

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 22



                               The Pierpont Funds
               (Exact Name of Registrant as Specified in Charter)

                6 St. James Avenue, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (617) 423-0800

                               Philip W. Coolidge
                6 St. James Avenue, Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                                    Copy to:
                             Stephen K. West, Esq.
                              Sullivan & Cromwell
                   125 Broad Street, New York, New York 10004

It is proposed that this filing will become effective (check appropriate box)


[X] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed Rule 24f-2 notices with respect to its series as follows: Tax Exempt Money Market and Tax Exempt Bond Funds (for their fiscal years ended August 31, 1995) on October 30, 1995; Treasury Money Market, Short Term Bond, Bond, Emerging Markets Equity and International Equity Funds (for their fiscal years ended October 31, 1995) on November 17, 1995; Money Market Fund (for its fiscal year ended November 30, 1995) on January 29, 1996; New York Total Return Bond Fund (for its fiscal year ended March 31, 1995) on May 23, 1995; Equity and Capital Appreciation Funds (for their fiscal years ended May 31, 1995) on July 26, 1995; and Diversified Fund (for its fiscal year ended June 30, 1995) on August 15, 1995.

         The Money Market Portfolio, The Tax Exempt Money Market Portfolio, The Treasury Money Market Portfolio, The Short Term Bond Portfolio, The U.S. Fixed Income Portfolio, The Tax Exempt Bond Portfolio, The Selected U.S. Equity Portfolio, The U.S. Small Company Portfolio, The Non-U.S. Equity Portfolio, The Diversified Portfolio, The Emerging Markets Equity Portfolio and The New York Total Return Bond Portfolio have also executed this Registration Statement.


JPM531A.EDG

THE PIERPONT FUNDS
CROSS REFERENCE SHEET
(As required by Rule 495)

PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE: Cover Page.

2.       SYNOPSIS: Investors for Whom the Funds are Designed.

3.       CONDENSED FINANCIAL INFORMATION: Financial Highlights.

4. GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Investors for Whom the Funds are Designed; Investment Objectives and Policies; Additional Investment Information; Investment Restrictions; Special Information Concerning Hub and Spoke(R); Organization; Appendix.

5. MANAGEMENT OF THE FUND: Management of the Trust and the Portfolios; Shareholder Servicing; Additional Information.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not Applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Special Information Concerning Hub and Spoke(R); Shareholder Servicing; Net Asset Value; Purchase of Shares; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares; Investors for Whom the Funds are Designed; Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares; Net Asset Value.

9.       PENDING LEGAL PROCEEDINGS: Not Applicable.

PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE: Cover Page.

11.      TABLE OF CONTENTS: Table of Contents.

12.      GENERAL INFORMATION AND HISTORY: General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objectives and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendices A, B and C.

14.      MANAGEMENT OF THE FUND: Trustees and Officers.

15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Description of
         Shares.

16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Administrator and Distributor; Services Agent; Custodian; Shareholder Servicing; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS: Taxes.

21.      UNDERWRITERS: Administrator and Distributor.

22.      CALCULATION OF PERFORMANCE DATA: Performance Data.

23.      FINANCIAL STATEMENTS: Financial Statements.

PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

EXPLANATORY NOTE

         This post-effective amendment no. 21 (the "Amendment") to the Registrant's registration statement on Form N-1A (File no. 33-54632) (the "Registration Statement") is being filed solely to designate a new date of effectiveness for post-effective amendment no. 20 (the "Prior Amendment") to the Registration Statement. Due to a typographical error, the cover page of the Prior Amendment incorrectly designated March 31, 1996 as the date of effectiveness for such amendment, when the intended date of effectiveness for the Prior Amendment was March 1, 1996. This Amendment hereby incorporates herein by reference Part A, Part B and Part C of the Prior Amendment as filed with the Securities and Exchange Commission on February 27, 1996.

SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and Commonwealth of Massachusetts on the 4th day of March, 1996.



THE PIERPONT FUNDS

By  /s/ THOMAS M. LENZ
    ---------------------------
    Thomas M. Lenz, Secretary



         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on March 4, 1996.



MATTHEW HEALEY*
--------------------------
Matthew Healey
Chairman and Chief Executive Officer

PHILIP W. COOLIDGE*
--------------------------
Philip W. Coolidge
President

/s/ JOHN R. ELDER
--------------------------
John R. Elder
Treasurer and Principal Accounting and Financial Officer

F.S. ADDY*
--------------------------
F.S. Addy
Trustee

WILLIAM G. BURNS*
--------------------------
William G. Burns
Trustee

ARTHUR C. ESCHENLAUER*
--------------------------
Arthur C. Eschenlauer
Trustee

MICHAEL P. MALLARDI*
--------------------------
Michael P. Mallardi
Trustee


*By /s/ THOMAS M. LENZ
    --------------------------
    Thomas M. Lenz
    As attorney-in-fact pursuant to a power of attorney previously filed.

SIGNATURES



         Each Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A ("Registration Statement") of The Pierpont Funds (the "Trust") (File No. 33-54632) to be signed on its behalf by the undersigned, thereto duly authorized, in George Town, Grand Cayman, Cayman Islands on the 4th day of March, 1996.



THE MONEY MARKET PORTFOLIO, THE TAX EXEMPT MONEY MARKET PORTFOLIO, THE TREASURY MONEY MARKET PORTFOLIO, THE SHORT TERM BOND PORTFOLIO, THE U.S. FIXED INCOME PORTFOLIO, THE TAX EXEMPT BOND PORTFOLIO, THE SELECTED U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO, THE NON-U.S. EQUITY PORTFOLIO, THE DIVERSIFIED PORTFOLIO, THE EMERGING MARKETS EQUITY PORTFOLIO AND THE NEW YORK TOTAL RETURN BOND PORTFOLIO

By  /s/ SUSAN JAKUBOSKI
    --------------------------
    Susan Jakuboski, Assistant Treasurer



         Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on March 4, 1996.



PHILIP W. COOLIDGE*
--------------------------
Philip W. Coolidge
President of the Portfolios


--------------------------
John R. Elder
Treasurer and Principal Accounting and Financial Officer of the Portfolios


MATTHEW HEALEY*
--------------------------
Matthew Healey
Chairman and Chief Executive Officer of the Portfolios

F.S. ADDY*
--------------------------
F.S. Addy
Trustee of the Portfolios

WILLIAM G. BURNS*
--------------------------
William G. Burns
Trustee of the Portfolios

ARTHUR C. ESCHENLAUER*
--------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

MICHAEL P. MALLARDI*
--------------------------
Michael P. Mallardi
Trustee of the Portfolios


*By /s/ SUSAN JAKUBOSKI
    --------------------------
    Susan Jakuboski
    As attorney-in-fact pursuant to a power of attorney previously filed.

SIGNATURES


         Each Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A ("Registration Statement") of The Pierpont Funds (the "Trust") (File No. 33-54632) to be signed on its behalf by the undersigned, thereto duly authorized, in London, England on the 28th day of November, 1995.


THE MONEY MARKET PORTFOLIO, THE TAX EXEMPT MONEY MARKET PORTFOLIO, THE TREASURY MONEY MARKET PORTFOLIO, THE SHORT TERM BOND PORTFOLIO, THE U.S. FIXED INCOME PORTFOLIO, THE TAX EXEMPT BOND PORTFOLIO, THE SELECTED U.S. EQUITY PORTFOLIO, THE U.S. SMALL COMPANY PORTFOLIO, THE NON-U.S. EQUITY PORTFOLIO, THE DIVERSIFIED PORTFOLIO, THE EMERGING MARKETS EQUITY PORTFOLIO AND THE NEW YORK TOTAL RETURN BOND PORTFOLIO


By       --------------------------
         Susan Jakuboski
         Assistant Treasurer


         Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on November 28, 1995.



--------------------------
Philip W. Coolidge
President of the Portfolios


/s/ JOHN R. ELDER
--------------------------
John R. Elder
Treasurer and Principal Accounting and Financial Officer of the Portfolios



--------------------------
Matthew Healey
Chairman and Chief Executive Officer of the Portfolios


--------------------------
F.S. Addy
Trustee of the Portfolios


--------------------------
William G. Burns
Trustee of the Portfolios


--------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios


--------------------------
Michael P. Mallardi
Trustee of the Portfolios


*By      --------------------------
         Susan Jakuboski
         As attorney-in-fact pursuant to a power of attorney previously filed.